Consolidated Statement of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Sales:
Product sales	$ 40,735	$ 39,801	$ 41,545
Service sales	16,509	16,297	16,355
Net Sales	57,244	56,098	57,900
Costs and Expenses:
Cost of products sold	30,325	29,771	30,367
Cost of services sold	11,135	10,660	10,531
Research and development	2,337	2,279	2,475
Selling, general and administrative	6,060	5,886	6,172
Total costs and expenses	49,857	48,596	49,545
Other Income	785		1,238
Other Expenses		211
Operating profit	8,172	7,291	9,593
Interest Expense, net	1,039	824	881
Income from continuing operations before income taxes	7,133	6,467	8,712
Income tax expense	1,697	2,111	2,244
Net income from continuing operations	5,436	4,356	6,468
Less: Noncontrolling interest in subsidiaries' earnings from continuing operations	371	360	402
Income from continuing operations attributable to common shareowners	5,065	3,996	6,066
Discontinued operations (Note 3):
Income from operations	1	252	175
Gain on disposal	13	6,042	0
Income tax expense	24	2,684	20
Net (loss) income from discontinued operations	(10)	3,610	155
Less: Noncontrolling interest in subsidiaries' earnings (loss) from discontinued operations	0	(2)	1
(Loss) Income from discontinued operations attributable to common shareowners	(10)	3,612	154
Net income attributable to common shareowners	$ 5,055	$ 7,608	$ 6,220
Earnings Per Share of Common Stock - Basic:
Net income from continuing operations attributable to common shareowners	$ 6.19	$ 4.58	$ 6.75
Net income attributable to common shareowners	6.18	8.72	6.92
Earnings Per Share of Common Stock - Diluted:
Net income from continuing operations attributable to common shareowners	6.13	4.53	6.65
Net income attributable to common shareowners	6.12	8.61	6.82
Dividends Per Share of Common Stock	$ 2.62	$ 2.56	$ 2.36
Weighted average number of shares outstanding:
Basic shares	818,200,000.0	872,700,000.0	898,300,000.0
Diluted shares	826,100,000	883,200,000	911,600,000